Note 2 - Business Combinations - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - Plateplus Inc. [Member] $ in Thousands	Apr. 30, 2022 USD ($)
Inventory	$ 77,546
Property, plant and equipment	18,022
Business combination, operating lease right-of-use asset	1,237
Accounts payable	(19,065)
Operating lease liability	(1,237)
Total	$ 76,503